Fair value measurements (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2011
Liabilities
Risk-free interest rate (as a percent)	4.14%	2.53%
Discount rate (as a percent)	16.00%	16.00%
Recurring [Member]
Liabilities
Contingent consideration in relation to a business acquisition	183,000
Recurring [Member] | Level 1 [Member]
Liabilities
Contingent consideration in relation to a business acquisition
Recurring [Member] | Level 2 [Member]
Liabilities
Contingent consideration in relation to a business acquisition
Recurring [Member] | Level 3 [Member]
Liabilities
Contingent consideration in relation to a business acquisition	183,000